Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 10.3%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc.	950,640	56,553,574
Entertainment 2.0%
Activision Blizzard, Inc.	193,500	15,663,825
Electronic Arts, Inc.(a)	626,500	81,701,865
Total		97,365,690
Interactive Media & Services 6.9%
Alphabet, Inc., Class A(a)	142,600	208,994,560
Facebook, Inc., Class A(a)	474,100	124,166,790
Total		333,161,350
Media 0.2%
Interpublic Group of Companies, Inc. (The)	499,500	8,326,665
Total Communication Services		495,407,279
Consumer Discretionary 11.9%
Hotels, Restaurants & Leisure 1.0%
Domino’s Pizza, Inc.	45,000	19,137,600
Hilton Worldwide Holdings, Inc.	342,800	29,247,696
Total		48,385,296
Household Durables 1.1%
PulteGroup, Inc.	1,155,100	53,469,579
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.(a)	53,200	167,512,436
eBay, Inc.	880,500	45,874,050
Total		213,386,486
Multiline Retail 2.0%
Dollar General Corp.	45,400	9,516,748
Target Corp.	532,400	83,810,408
Total		93,327,156
Specialty Retail 3.3%
Best Buy Co., Inc.	675,300	75,154,137
Home Depot, Inc. (The)	39,700	11,025,087
Lowe’s Companies, Inc.	445,200	73,840,872
Total		160,020,096
Total Consumer Discretionary		568,588,613
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.1%
Food & Staples Retailing 1.2%
Kroger Co. (The)	1,698,700	57,602,917
Food Products 0.8%
General Mills, Inc.	490,800	30,272,544
Kraft Heinz Co. (The)	204,600	6,127,770
Total		36,400,314
Household Products 2.5%
Kimberly-Clark Corp.	470,750	69,510,945
Procter & Gamble Co. (The)	380,700	52,913,493
Total		122,424,438
Tobacco 2.6%
Altria Group, Inc.	2,262,100	87,407,544
Philip Morris International, Inc.	518,800	38,904,812
Total		126,312,356
Total Consumer Staples		342,740,025
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Chevron Corp.	32,500	2,340,000
ConocoPhillips Co.	1,331,100	43,713,324
HollyFrontier Corp.	1,812,500	35,724,375
Valero Energy Corp.	180,200	7,806,264
Total		89,583,963
Total Energy		89,583,963
Financials 9.8%
Banks 3.0%
Bank of America Corp.	499,300	12,028,137
Citigroup, Inc.	1,929,100	83,163,501
Citizens Financial Group, Inc.	2,002,100	50,613,088
Total		145,804,726
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.9%
Bank of New York Mellon Corp. (The)	780,400	26,798,936
BlackRock, Inc.	132,000	74,388,600
S&P Global, Inc.	236,600	85,317,960
State Street Corp.	676,000	40,107,080
T. Rowe Price Group, Inc.	51,300	6,577,686
Total		233,190,262
Insurance 1.9%
Allstate Corp. (The)	894,300	84,189,402
MetLife, Inc.	121,400	4,512,438
Total		88,701,840
Total Financials		467,696,828
Health Care 14.2%
Biotechnology 2.3%
AbbVie, Inc.	406,660	35,619,349
Alexion Pharmaceuticals, Inc.(a)	234,200	26,799,506
Amgen, Inc.	48,739	12,387,504
BioMarin Pharmaceutical, Inc.(a)	199,300	15,162,744
Vertex Pharmaceuticals, Inc.(a)	68,871	18,741,177
Total		108,710,280
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	908,246	98,844,413
Dentsply Sirona, Inc.	164,870	7,209,765
Medtronic PLC	201,486	20,938,425
Total		126,992,603
Health Care Providers & Services 3.2%
DaVita, Inc.(a)	443,300	37,968,645
HCA Healthcare, Inc.	659,900	82,276,332
Humana, Inc.	78,700	32,573,143
Total		152,818,120
Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	984,600	59,361,534
Johnson & Johnson	905,500	134,810,840
Merck & Co., Inc.	542,800	45,025,260
Mylan NV(a)	3,677,300	54,534,359
Total		293,731,993
Total Health Care		682,252,996
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 7.9%
Aerospace & Defense 1.9%
Lockheed Martin Corp.	236,100	90,492,408
Building Products 0.1%
Fortune Brands Home & Security, Inc.	50,746	4,390,544
Construction & Engineering 0.2%
Quanta Services, Inc.	149,900	7,923,714
Electrical Equipment 2.3%
Eaton Corp. PLC	890,300	90,837,309
Rockwell Automation, Inc.	96,300	21,251,484
Total		112,088,793
Machinery 0.7%
Cummins, Inc.	54,026	11,408,130
Illinois Tool Works, Inc.	123,200	23,803,472
Total		35,211,602
Professional Services 0.2%
Robert Half International, Inc.	208,800	11,053,872
Road & Rail 2.5%
CSX Corp.	415,300	32,256,351
Norfolk Southern Corp.	197,800	42,327,222
Union Pacific Corp.	219,200	43,153,904
Total		117,737,477
Total Industrials		378,898,410
Information Technology 28.1%
Communications Equipment 2.1%
Arista Networks, Inc.(a)	29,900	6,187,207
Cisco Systems, Inc.	2,378,100	93,673,359
Total		99,860,566
IT Services 4.7%
MasterCard, Inc., Class A	410,900	138,954,053
VeriSign, Inc.(a)	383,180	78,494,423
Visa, Inc., Class A	33,800	6,758,986
Total		224,207,462

2	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.5%
Broadcom, Inc.	169,500	61,752,240
Intel Corp.	2,277,600	117,934,128
KLA Corp.	134,900	26,135,526
QUALCOMM, Inc.	511,900	60,240,392
Total		266,062,286
Software 10.4%
Adobe, Inc.(a)	164,100	80,479,563
Autodesk, Inc.(a)	353,900	81,754,439
Fortinet, Inc.(a)	619,600	72,995,076
Microsoft Corp.	1,248,100	262,512,873
Total		497,741,951
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.(b)	2,266,900	262,529,689
Total Information Technology		1,350,401,954
Materials 2.2%
Chemicals 1.3%
LyondellBasell Industries NV, Class A	929,700	65,534,553
Containers & Packaging 0.2%
International Paper Co.	209,600	8,497,184
Metals & Mining 0.7%
Newmont Corp.	154,600	9,809,370
Nucor Corp.	516,800	23,183,648
Total		32,993,018
Total Materials		107,024,755
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	140,340	33,924,388
Equinix, Inc.	34,700	26,376,511
Prologis, Inc.	369,100	37,138,842
SBA Communications Corp.	30,100	9,586,248
Weyerhaeuser Co.	421,900	12,032,588
Total		119,058,577
Total Real Estate		119,058,577
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.6%
Electric Utilities 2.2%
Entergy Corp.	302,700	29,825,031
Exelon Corp.	517,600	18,509,376
NRG Energy, Inc.	1,777,000	54,624,980
Total		102,959,387
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	229,900	4,163,489
Multi-Utilities 0.3%
Sempra Energy	134,600	15,931,256
Total Utilities		123,054,132
Total Common Stocks (Cost $3,933,560,139)		4,724,707,532

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(c),(d)	76,955,567	76,947,871
Total Money Market Funds (Cost $76,952,172)		76,947,871
Total Investments in Securities (Cost: $4,010,512,311)		4,801,655,403
Other Assets & Liabilities, Net		(3,778,444)
Net Assets		4,797,876,959

At September 30, 2020, securities and/or cash totaling $12,160,050 were pledged as collateral.
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	535	12/2020	USD	89,666,000	581,823	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	58,345,246	601,424,090	(582,818,312)	(3,153)	76,947,871	30,433	199,108	76,955,567
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2020